UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23015

SEI Catholic Values Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: February 28, 2017

Date of reporting period: November 30, 2016

Item 1.    Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 75.9%

Consumer Discretionary — 11.4%
Adient*	1,708	$91
Amazon.com*	3,277	2,460
Best Buy	6,376	291
Big Lots	9,091	460
Bloomin’ Brands	4,180	78
BorgWarner	2,261	80
Callaway Golf	4,869	59
Carnival	19,835	1,020
CBS, Cl B	6,843	416
Charter Communications, Cl A *	683	188
Chipotle Mexican Grill, Cl A *	521	206
Comcast, Cl A	16,026	1,114
Del Taco Restaurants *	9,367	136
Dillard’s, Cl A	4,124	295
Dollar General	3,634	281
Domino’s Pizza	1,842	310
Ford Motor	18,674	223
Gap	2,620	65
General Motors	18,693	645
Goodyear Tire & Rubber	13,884	426
Harman International Industries	1,781	195
Hasbro	2,175	186
Hilton Worldwide Holdings	4,300	108
Home Depot	13,131	1,699
John Wiley & Sons, Cl A	3,414	187
Kohl’s	8,194	441
L Brands	1,996	140
Liberty Media -Liberty SiriusXM *	8,248	299
Lowe’s	2,054	145
Macy’s	13,344	563
Madison Square Garden *	495	86
Magna International	17,764	719
McDonald’s	672	80
Netflix*	7,720	903
NIKE, Cl B	17,483	875
Nordstrom	4,039	226
Nutrisystem	2,542	93
Omnicom Group	5,130	446
Priceline Group *	398	598
PVH	956	101
Royal Caribbean Cruises	1,173	95
Scripps Networks Interactive, Cl A	1,262	87
Signet Jewelers	3,000	274
Staples	16,836	163
Starbucks	9,814	569
Target	3,920	303
Tesla Motors *	406	77
Time Warner	1,977	182
TJX	1,445	113
Twenty-First Century Fox, Cl A	10,776	303
VF	1,935	105

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Visteon	4,622	$364
Walt Disney	3,652	362
Williams-Sonoma	1,501	82

		20,013

Consumer Staples — 5.7%
Altria Group	3,491	223
Andersons	5,623	221
Campbell Soup	6,043	344
Clorox	6,105	705
Coca-Cola	2,788	112
Colgate-Palmolive	2,258	147
Constellation Brands, Cl A	3,978	601
Costco Wholesale	4,506	676
CVS Health	8,216	632
Dr Pepper Snapple Group	2,773	241
General Mills	5,126	312
Hershey	1,640	158
JM Smucker	2,868	361
Kellogg	7,090	510
Kimberly-Clark	4,316	499
Kraft Heinz	7,120	581
Kroger	5,795	187
Mead Johnson Nutrition, Cl A	2,481	179
Molson Coors Brewing, Cl B	5,885	577
Mondelez International, Cl A	3,900	161
Omega Protein *	6,818	163
PepsiCo	3,230	323
Philip Morris International	16,017	1,414
Reynolds American	7,043	381
Sysco	3,792	202

		9,910

Energy — 5.7%
Anadarko Petroleum	5,062	350
Apache	4,126	272
Baker Hughes	4,304	277
Cabot Oil & Gas	21,370	473
Chevron	3,226	360
Cimarex Energy	5,110	705
Concho Resources *	1,937	277
ConocoPhillips	3,133	152
Devon Energy	9,192	444
EOG Resources	9,171	940
Equities	2,982	209
Exxon Mobil	6,869	600
Gulfport Energy *	2,803	72
Halliburton	23,669	1,257
Helmerich & Payne	3,254	246
Hess	4,151	232
Kinder Morgan	2,376	53
Kosmos Energy *	27,934	148
National Oilwell Varco	2,300	86

SEI Catholic Values Trust / Quarterly Report / November 30, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Newfield Exploration *	5,376	$243
Noble Energy	2,467	94
Occidental Petroleum	8,761	625
PBF Energy, Cl A	20,032	481
Pioneer Natural Resources	460	88
Schlumberger	3,908	328
Southwestern Energy *	40,406	459
Spectra Energy	4,383	179
Tidewater	45,300	104
Whiting Petroleum *	16,521	202

		9,956

Financials — 11.4%
Aflac	1,189	85
Allstate	5,134	359
American Equity Investment Life Holding	12,930	268
American Express	2,490	179
American International Group	10,743	680
Arthur J Gallagher	1,021	51
Bancorp*	31,337	217
Bank of America	101,669	2,147
Bank of New York Mellon	4,287	203
Blackstone Group LP (A)	4,579	118
CBOE Holdings	2,082	143
Chimera Investment ‡	9,801	166
Chubb	1,303	167
Citigroup	43,566	2,457
CME Group, Cl A	1,519	172
Donnelley Financial Solutions *	13,523	258
Everest Re Group	3,146	662
First Commonwealth Financial	5,136	65
FNB	11,240	172
Goldman Sachs Group	3,877	850
Green Dot, Cl A *	22,137	534
Hartford Financial Services Group	1,072	51
Interactive Brokers Group, Cl A	3,394	125
JPMorgan Chase	31,897	2,557
KeyCorp	3,147	54
KKR LP (A)	28,374	434
Legg Mason	1,747	56
Marsh & McLennan	5,597	388
Meta Financial Group	1,397	127
MetLife	14,429	794
Morgan Stanley	28,293	1,170
Morningstar	1,265	92
MSCI, Cl A	1,152	91
Northern Trust	10,263	843
PNC Financial Services Group	1,879	208
RenaissanceRe Holdings	612	80
S&P Global	898	107
Santander Consumer USA Holdings *	14,373	198
State Street	12,857	1,013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Synchrony Financial	6,068	$210
T Rowe Price Group	1,349	100
US Bancorp	4,708	234
Voya Financial	7,281	283
Wells Fargo	14,554	770
White Mountains Insurance Group	108	90

		20,028

Health Care — 12.1%
Abbott Laboratories	12,037	458
Aetna	1,370	179
Agios Pharmaceuticals *	1,120	65
Akorn *	10,522	223
Alexion Pharmaceuticals *	13,181	1,616
Amgen	7,477	1,077
Amphastar Pharmaceuticals *	7,485	152
Analogic	3,713	342
Anthem	1,653	236
Avexis *	1,186	70
Biogen *	3,300	970
BioMarin Pharmaceutical *	2,632	225
BioTelemetry *	5,323	104
Boston Scientific *	27,990	573
Bruker	7,480	170
Cerner *	1,418	71
Charles River Laboratories International *	3,835	273
Cigna	2,821	380
CoLucid Pharmaceuticals *	3,691	130
CR Bard	931	196
DENTSPLY SIRONA	4,010	233
Edwards Lifesciences *	2,014	167
Exelixis*	4,774	81
Express Scripts Holding *	626	48
Gilead Sciences	14,708	1,084
Henry Schein *	476	71
Heska *	1,434	95
Horizon Pharma *	13,604	269
Humana	1,527	325
Incyte *	2,060	211
Integra LifeSciences Holdings *	6,336	512
Intuitive Surgical *	240	154
Lannett*	33,203	760
McKesson	419	60
Medtronic	10,369	757
Mettler-Toledo International *	1,068	440
Patheon*	13,293	364
Penumbra*	1,749	108
PRA Health Sciences *	1,618	87
Premier, Cl A *	2,544	77
Quintiles Transnational Holdings *	5,464	420
Regeneron Pharmaceuticals *	3,213	1,219
ResMed	3,093	190

2	SEI Catholic Values Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Teleflex	473	$70
United Therapeutics *	1,635	205
UnitedHealth Group	15,699	2,485
Varian Medical Systems *	6,903	620
Vascular Solutions *	1,886	104
Vertex Pharmaceuticals *	2,842	232
VWR *	14,434	393
Waters *	5,444	733
WellCare Health Plans *	770	106
Zimmer Biomet Holdings	929	95
Zoetis, Cl A	16,215	817

		21,102

Industrials — 9.5%
3M	7,523	1,292
Acacia Research	18,888	130
ACCO Brands *	31,849	397
Acuity Brands	913	230
AGCO	1,432	80
American Airlines Group	10,488	487
Atlas Air Worldwide Holdings *	6,971	344
B/E Aerospace	3,510	211
Caterpillar	4,172	399
Chicago Bridge & Iron	4,701	158
Covanta Holding	14,760	215
CSX	2,560	92
Cummins	2,003	284
Deere	2,505	251
Delta Air Lines	19,526	941
Dover	1,366	99
Eaton	10,164	676
FedEx	1,818	348
Flowserve	1,306	62
Hudson Technologies *	10,797	82
Illinois Tool Works	3,986	499
Ingersoll-Rand	4,588	342
JB Hunt Transport Services	2,145	205
Johnson Controls International	17,082	768
Kansas City Southern	4,254	377
LB Foster, Cl A	8,828	108
LSC Communications	3,983	82
ManpowerGroup	6,614	565
Nordson	801	85
Owens Corning	3,846	198
Parker-Hannifin	926	129
Pitney Bowes	19,664	282
Rockwell Automation	1,196	160
Rockwell Collins	8,450	783
Southwest Airlines	5,600	261
Spirit AeroSystems Holdings, Cl A	2,731	159
Stanley Black & Decker	2,756	327
Terex	12,038	367

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
TransDigm Group	830	$209
Triumph Group	9,361	260
Union Pacific	11,039	1,119
United Parcel Service, Cl B	3,789	439
Waste Management	3,913	272
Wesco Aircraft Holdings *	28,204	416
WESCO International *	1,213	82
WW Grainger	3,845	887
Xylem	10,536	543

		16,702

Information Technology — 16.0%
Activision Blizzard	16,336	598
Adobe Systems *	13,891	1,428
Alphabet, Cl A *	4,223	3,277
Alphabet, Cl C *	600	455
Amdocs	2,715	160
Analog Devices	6,019	447
Apple	12,152	1,343
Applied Materials	44,321	1,427
ASML Holding, Cl G	8,001	825
Autodesk *	3,638	264
Automatic Data Processing	924	89
Black Box	4,470	69
CA	8,337	266
Cisco Systems	39,437	1,176
Cognizant Technology Solutions, Cl A *	4,162	229
CommerceHub *	5,948	90
Dell Technologies, Cl V *	4,739	254
eBay *	8,625	240
Facebook, Cl A *	16,482	1,952
First Solar *	1,384	42
Genpact *	3,395	81
Global Payments	3,992	274
Hewlett Packard Enterprise	3,758	89
Ingram Micro, Cl A	4,789	179
Intel	22,721	788
International Business Machines	3,868	627
Jabil Circuit	3,934	83
Juniper Networks	7,650	211
Keysight Technologies *	14,572	537
Lam Research	3,278	348
MasterCard, Cl A	5,791	592
Microchip Technology	946	63
Micron Technology *	31,836	622
Microsoft	52,489	3,163
National Instruments	6,760	199
NetApp	2,221	81
NVIDIA	1,989	183
Oclaro *	9,502	85
Open Text	3,973	253
Oracle	16,521	664

SEI Catholic Values Trust / Quarterly Report / November 30, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
OSI Systems *	2,928	$222
QUALCOMM	6,141	418
salesforce.com *	7,493	539
Symantec	14,602	356
Teradata *	3,238	87
Texas Instruments	4,776	353
VeriFone Systems *	14,068	238
Versum Materials *	1,984	49
Visa, Cl A	21,061	1,628
Xerox	5,649	53
Zebra Technologies, Cl A *	2,990	236

		27,932

Materials — 2.7%
A Schulman	2,749	92
AdvanSix *	5,361	100
Air Products & Chemicals	2,798	404
Avery Dennison	1,207	87
Ball	5,110	384
Cabot	1,966	100
Dow Chemical	7,461	416
Eastman Chemical	3,297	248
Ecolab	2,953	345
EI du Pont de Nemours	1,266	93
FMC	3,316	186
Louisiana-Pacific*	2,962	57
LSB Industries *	24,812	191
Praxair	6,399	770
Sealed Air	1,615	74
Sherwin-Williams	2,017	542
Sonoco Products	6,077	329
United States Steel	11,786	381

		4,799

Real Estate — 1.4%
American Tower ‡	9,838	1,006
AvalonBay Communities ‡	909	150
CBRE Group, Cl A *	10,704	311
Corporate Office Properties Trust ‡	3,415	98
Crown Castle International ‡	3,226	269
HCP‡	1,549	46
Prologis‡	6,389	325
Quality Care Properties *	309	5
Regency Centers ‡	2,034	136
Welltower‡	775	49
Weyerhaeuser‡	2,269	70

		2,465

Telecommunication Services — 0.5%
AT&T	8,764	339
SBA Communications, Cl A *	1,248	124
Verizon Communications	9,955	497

		960

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)

Utilities — 0.9%
American Electric Power	1,244	$73
American Water Works	3,835	278
Calpine *	6,112	68
CMS Energy	8,598	346
Eversource Energy	3,376	174
Exelon	3,510	114
PG&E	1,952	115
Pinnacle West Capital	1,754	130
Xcel Energy	7,322	286

		1,584

Total Common Stock (Cost $121,210) ($ Thousands)		135,451

FOREIGN COMMON STOCK — 18.1%

Australia — 0.4%
BHP Billiton ADR	17,372	652

Austria — 0.8%
Conwert Immobilien Invest	11,640	200
Erste Group Bank	23,122	644
Schoeller-Bleckmann Oilfield Equipment	1,341	95
voestalpine	12,362	469

		1,408

Belgium — 0.4%
Anheuser-Busch InBev ADR	6,880	711

Bermuda — 0.1%
Aspen Insurance Holdings	1,021	52
Validus Holdings	1,929	105

		157

Brazil — 0.2%
Banco Bradesco ADR	38,646	334

Canada — 1.6%
Canadian Natural Resources	22,223	750
Canadian Pacific Railway	2,960	454
Magna International	9,601	388
Tencent Holdings ADR	39,020	973
Thomson Reuters	7,387	319

		2,884

China — 0.4%
Alibaba Group Holding ADR *	794	75
Anhui Conch Cement, Cl H	94,500	273
BYD, Cl H	59,000	355

		703

Colombia — 0.2%
Bancolombia ADR	9,440	316

4	SEI Catholic Values Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

Catholic Values Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Czech Republic — 0.1%
Komercni banka as	3,438	$114

France — 0.7%
Societe Generale	11,882	511
Sodexo	6,457	707

		1,218

Germany — 0.3%
Continental	2,718	483

Hong Kong — 0.8%
China Life Insurance, Cl H	199,000	579
China Mobile ADR	9,783	535
Orient Overseas International	103,500	413

		1,527

India — 0.4%
HDFC Bank ADR	9,130	589
ICICI Bank ADR	24,094	189

		778

Ireland — 1.0%
Accenture, Cl A	3,202	382
ICON *	13,560	1,026
Jazz Pharmaceuticals *	2,122	220
Mallinckrodt *	2,799	148

		1,776

Israel — 0.3%
Orbotech*	9,180	291
SodaStream International *	6,270	228

		519

Italy — 0.3%
Prysmian	26,693	639

Japan — 1.0%
Denso	16,600	725
Hitachi	85,000	455
Secom	5,400	394
Toyota Motor ADR	2,513	298

		1,872

Mexico — 0.3%
Grupo Financiero Banorte, Cl O	110,700	534

Netherlands — 1.0%
AerCap Holdings *	7,433	319
Core Laboratories	7,446	832
QIAGEN *	6,535	179
Royal Dutch Shell, Cl A	18,884	480

		1,810

Norway — 1.0%
DNB	75,347	1,110
Norsk Hydro	60,957	287

Description	Shares	Market Value ($ Thousands)

FOREIGN COMMON STOCK (continued)
Statoil ADR	19,595	$341

		1,738

Puerto Rico — 0.4%
OFG Bancorp	35,775	483
Popular	7,267	295

		778

Singapore — 0.1%
DBS Group Holdings	13,500	165

South Korea — 0.5%
Hyundai Mobis	1,987	423
Samsung Electronics	373	557

		980

Spain — 0.6%
Abertis Infraestructuras	5,783	77
Amadeus IT Holding, Cl A	21,820	990

		1,067

Sweden — 0.3%
Getinge, Cl B	30,934	472

Switzerland — 0.6%
Credit Suisse Group ADR	81,868	1,092

Taiwan — 0.8%
Advanced Semiconductor Engineering	333,000	358
Hon Hai Precision Industry	79,200	204
Taiwan Semiconductor Manufacturing	156,000	895

		1,457

Turkey — 0.2%
Akbank	153,204	337

United Kingdom — 3.1%
Barclays	287,965	777
BP ADR	37,430	1,310
Delphi Automotive	1,794	115
Diageo	43,752	1,096
HSBC Holdings	72,059	572
ITV	148,837	312
Rio Tinto ADR	12,837	487
Royal Dutch Shell ADR, Cl A	15,803	808

		5,477

Michael Kors Holdings *	6,873	320

Total Foreign Common Stock (Cost $31,121) ($ Thousands)		32,318

EXCHANGE TRADED FUNDS — 0.6%
iShares MSCI EAFE ETF	13,209	750

SEI Catholic Values Trust / Quarterly Report / November 30, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

Catholic Values Equity Fund (Concluded)

Description	Shares	Market Value ($ Thousands)

EXCHANGE TRADED FUNDS (continued)
iShares MSCI Emerging Markets ETF	10,250	$364

		1,114

Total Exchange Traded Funds (Cost $1,125) ($ Thousands)		1,114

CASH EQUIVALENT — 3.5%
SEI Daily Income Trust, Government Fund, Cl A 0.210%**†	6,170,568	6,171

Total Cash Equivalent (Cost $6,171) ($ Thousands)		6,171

Total Investments — 98.1% (Cost $159,627) ($ Thousands) @		$175,054

A list of the open futures contracts held by the Fund at November 30, 2016, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)

Russell 2000 Index E-MINI	1	Dec-2016	$2
S&P 500 Index E-MINI	7	Dec-2016	7

			$9

For the period ended November 30, 2016, the total amount of all open future contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $178,511 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of November 30, 2016.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Security is a Master Limited Partnership. At November 30, 2016, such securities amounted to $552 ($ Thousands), or 0.31% of the net assets of the Fund.

@	At November 30, 2016, the tax basis cost of the Fund’s investments was $159,627 ($ Thousands), and the unrealized appreciation and depreciation were $19,891 ($ Thousands) and ($4,464) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

EAFE — Europe, Australasia and Far East

ETF — Exchange Traded Fund

LP — Limited Partnership

MSCI — Morgan Stanley Capital International

S&P— Standard & Poor’s

As of November 30, 2016, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended November 30, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended November 30, 2016, there were no transfers from Level 2 into Level 3 assets and liabilities. For the period ended November 30, 2016, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

The following is a summary of the Fund’s transactions with affiliates for the period ended November 30, 2016 ($ Thousands):

Security Description	Value 08/31/2016	Purchases at Cost	Proceeds from Sales	Value 11/30/2016	Dividend Income

SEI Daily Income Trust, Prime Obligation Fund, Class A	$5,766	$8,723	$(8,318)	$6,171	$3

6	SEI Catholic Values Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS — 32.8%

Consumer Discretionary — 3.1%
1011778 BC ULC
6.000%, 04/01/2022 (A)	$50	$52
Amazon.com
4.950%, 12/05/2044	30	33
American Axle & Manufacturing
6.625%, 10/15/2022	10	10
Charter Communications Operating
4.908%, 07/23/2025 (A)	222	232
Comcast
6.400%, 05/15/2038	199	254
3.375%, 08/15/2025	150	152
Cox Communications
3.350%, 09/15/2026 (A)	231	218
Daimler Finance North America
2.200%, 10/30/2021 (A)	251	245
Dollar Tree
5.750%, 03/01/2023	180	192
Ford Motor
4.750%, 01/15/2043	40	38
General Motors
6.250%, 10/02/2043	40	43
4.200%, 03/01/2021	405	416
Goodyear Tire & Rubber
5.000%, 05/31/2026	20	20
Historic TW
9.150%, 02/01/2023	100	129
Hyundai Capital America MTN
2.500%, 03/18/2019 (A)	274	275
L Brands
5.625%, 10/15/2023	30	32
NCL
4.625%, 11/15/2020 (A)	20	20
Netflix
5.875%, 02/15/2025	20	21
Time Warner
7.570%, 02/01/2024	101	124
4.750%, 03/29/2021	140	151
3.600%, 07/15/2025	135	134
Time Warner Cable
7.300%, 07/01/2038	90	108
5.875%, 11/15/2040	30	31

		2,930

Consumer Staples — 2.6%
Altria Group
4.750%, 05/05/2021	50	54
2.850%, 08/09/2022	150	150
Anheuser-Busch InBev Finance
4.900%, 02/01/2046	110	118
3.650%, 02/01/2026	348	351
3.300%, 02/01/2023	50	50

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.650%, 02/01/2021	$30	$30
Anheuser-Busch InBev Worldwide
2.500%, 07/15/2022	150	148
Constellation Brands
4.750%, 11/15/2024	100	107
CVS Health
5.125%, 07/20/2045	80	88
3.875%, 07/20/2025	18	18
CVS Pass-Through Trust
7.507%, 01/10/2032 (A)	417	510
Danone
2.077%, 11/02/2021 (A)	200	195
Diageo Capital
4.828%, 07/15/2020	110	120
Kraft Heinz Foods
5.375%, 02/10/2020	30	33
5.000%, 07/15/2035	20	21
3.950%, 07/15/2025	100	102
3.500%, 06/06/2022	40	41
PepsiCo
4.600%, 07/17/2045	40	43
Philip Morris International
2.900%, 11/15/2021	10	10
2.500%, 08/22/2022	50	50
Reynolds American
5.850%, 08/15/2045	110	130
3.250%, 06/12/2020	11	11
Spectrum Brands
6.625%, 11/15/2022	20	21
Walgreens Boots Alliance
3.450%, 06/01/2026	40	39
Wm Wrigley Jr
3.375%, 10/21/2020 (A)	30	31

		2,471

Energy — 4.7%
Anadarko Finance
7.500%, 05/01/2031	60	74
Anadarko Petroleum
6.200%, 03/15/2040	75	81
4.850%, 03/15/2021	20	21
4.235%, 10/10/2036 (B)	1,000	394
Apache
4.250%, 01/15/2044	60	55
BP Capital Markets
3.506%, 03/17/2025	90	91
3.216%, 11/28/2023	50	50
Chesapeake Energy
5.750%, 03/15/2023	20	17
Chevron
2.954%, 05/16/2026	60	59

SEI Catholic Values Trust / Quarterly Report / November 30, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Concho Resources
5.500%, 04/01/2023	$20	$20
ConocoPhillips
3.350%, 05/15/2025	200	196
2.400%, 12/15/2022	255	246
Devon Energy
5.850%, 12/15/2025	30	33
5.000%, 06/15/2045	30	28
3.250%, 05/15/2022	20	20
Devon Financing
7.875%, 09/30/2031	50	61
Ecopetrol
5.875%, 05/28/2045	100	82
Ensco
4.700%, 03/15/2021	10	9
Enterprise Products Operating
4.050%, 02/15/2022	123	129
EOG Resources
4.150%, 01/15/2026	20	21
Exxon Mobil
3.043%, 03/01/2026	40	40
Halliburton
3.800%, 11/15/2025	50	50
Kinder Morgan
5.300%, 12/01/2034	20	20
Kinder Morgan Energy Partners
4.250%, 09/01/2024	40	40
4.150%, 02/01/2024	400	400
3.500%, 09/01/2023	30	29
MPLX
4.875%, 06/01/2025	110	111
Noble Energy
5.250%, 11/15/2043	10	9
4.150%, 12/15/2021	50	52
Oasis Petroleum
6.875%, 03/15/2022	20	21
Occidental Petroleum
4.625%, 06/15/2045	20	21
4.100%, 02/15/2047	30	29
3.400%, 04/15/2026	20	20
3.125%, 02/15/2022	19	19
3.000%, 02/15/2027	20	19
Petrobras Global Finance BV
6.850%, 06/05/2115	50	39
5.375%, 01/27/2021	250	244
Petroleos Mexicanos
6.625%, 06/15/2035	150	138
Petroleos Mexicanos MTN
6.875%, 08/04/2026 (A)	20	20
Pride International
8.500%, 06/15/2019	10	11
6.875%, 08/15/2020	10	10

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Range Resources
4.875%, 05/15/2025	$40	$38
Schlumberger Holdings
4.000%, 12/21/2025 (A)	30	31
3.000%, 12/21/2020 (A)	283	288
Shell International Finance BV
4.375%, 05/11/2045	50	49
4.000%, 05/10/2046	10	9
2.875%, 05/10/2026	80	77
1.750%, 09/12/2021	338	327
Sinopec Group Overseas Development
4.375%, 04/10/2024 (A)	200	210
SM Energy
5.000%, 01/15/2024	10	9
Sunoco Logistics Partners Operations
3.450%, 01/15/2023	147	143
Valero Energy
6.125%, 02/01/2020	74	82
Williams
7.875%, 09/01/2021	50	57
WPX Energy
6.000%, 01/15/2022	30	31

		4,380

Financials — 11.6%
AIA Group MTN
3.200%, 03/11/2025 (A)	200	194
Ally Financial
8.000%, 11/01/2031	50	57
American Express
2.650%, 12/02/2022	140	138
American International Group
4.800%, 07/10/2045	183	188
3.750%, 07/10/2025	80	80
Bank of America MTN
5.625%, 07/01/2020	150	165
5.000%, 01/21/2044	70	76
4.450%, 03/03/2026	10	10
4.000%, 01/22/2025	300	300
3.875%, 08/01/2025	40	41
3.500%, 04/19/2026	291	287
2.600%, 01/15/2019	300	303
1.950%, 05/12/2018	229	229
Blackstone Holdings Finance
6.625%, 08/15/2019 (A)	407	454
Carlyle Holdings II Finance
5.625%, 03/30/2043 (A)	235	232
CDP Financial
3.150%, 07/24/2024 (A)	430	437
Chubb INA Holdings
4.350%, 11/03/2045	30	31
3.350%, 05/03/2026	10	10

2	SEI Catholic Values Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
2.300%, 11/03/2020	$10	$10
CIT Group
5.500%, 02/15/2019 (A)	20	21
5.000%, 08/15/2022	20	21
Citigroup
4.450%, 09/29/2027	180	182
3.700%, 01/12/2026	170	170
3.400%, 05/01/2026	123	120
2.700%, 03/30/2021	229	229
2.278%, 09/01/2023 (C)	123	124
2.150%, 07/30/2018	120	120
Credit Agricole
8.125%, 12/31/2049 (A)(C)	260	269
Credit Suisse Group Funding Guernsey
4.875%, 05/15/2045	250	250
4.550%, 04/17/2026	250	255
Fifth Third Bancorp
2.875%, 07/27/2020	192	194
Goldman Sachs Group MTN
7.500%, 02/15/2019	110	122
5.375%, 03/15/2020	100	109
3.850%, 07/08/2024	190	195
Goldman Sachs Group
6.750%, 10/01/2037	100	123
5.150%, 05/22/2045	30	31
4.750%, 10/21/2045	30	31
4.250%, 10/21/2025	40	41
3.500%, 11/16/2026	175	172
2.875%, 02/25/2021	131	132
HSBC Holdings
4.250%, 03/14/2024	200	201
Intercontinental Exchange
2.750%, 12/01/2020	165	166
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (A)	200	178
JPMorgan Chase
4.250%, 10/01/2027	10	10
4.125%, 12/15/2026	150	154
3.125%, 01/23/2025	150	147
KKR Group Finance II
5.500%, 02/01/2043 (A)	73	72
KKR Group Finance III
5.125%, 06/01/2044 (A)	215	202
Liberty Mutual Group
4.250%, 06/15/2023 (A)	200	210
MetLife
3.000%, 03/01/2025	175	174
Morgan Stanley MTN
6.625%, 04/01/2018	200	212
3.875%, 04/29/2024	196	201
2.625%, 11/17/2021	414	409

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Navient MTN
8.000%, 03/25/2020	$40	$44
Prudential Financial MTN
7.375%, 06/15/2019	385	434
Quicken Loans
5.750%, 05/01/2025 (A)	20	19
Royal Bank of Scotland Group
5.125%, 05/28/2024	200	194
Teachers Insurance & Annuity Association of America
4.900%, 09/15/2044 (A)	150	160
UBS Group Funding Jersey
4.125%, 04/15/2026 (A)	249	253
WEA Finance
3.750%, 09/17/2024 (A)	200	203
2.700%, 09/17/2019 (A)	430	435
Wells Fargo MTN
4.900%, 11/17/2045	50	52
4.650%, 11/04/2044	100	99
4.400%, 06/14/2046	10	9
4.300%, 07/22/2027	110	114
3.450%, 02/13/2023	160	160
Wells Fargo
4.480%, 01/16/2024	200	210
3.000%, 10/23/2026	50	48

		10,923

Health Care — 1.4%
Abbott Laboratories
4.900%, 11/30/2046	40	40
4.750%, 11/30/2036	20	20
3.750%, 11/30/2026	40	40
Aetna
4.375%, 06/15/2046	10	10
3.200%, 06/15/2026	40	39
2.800%, 06/15/2023	10	10
2.400%, 06/15/2021	151	150
Amgen
3.625%, 05/22/2024	60	61
Centene
6.125%, 02/15/2024	10	10
4.750%, 05/15/2022	20	20
Cleveland Clinic Foundation
4.858%, 01/01/2114	236	228
Express Scripts Holding
3.400%, 03/01/2027	211	200
Fresenius Medical Care US Finance II
4.750%, 10/15/2024 (A)	50	50
Gilead Sciences
3.650%, 03/01/2026	30	30
3.500%, 02/01/2025	50	50

SEI Catholic Values Trust / Quarterly Report / November 30, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Howard Hughes Medical Institute
3.500%, 09/01/2023	$210	$222
Mallinckrodt International Finance
4.750%, 04/15/2023	30	25
Medtronic
3.500%, 03/15/2025	80	82

		1,287

Industrials — 2.5%
Air Canada Pass-Through Trust, Ser 2015-1, Cl A
3.600%, 03/15/2027 (A)	230	231
American Airlines Pass-Through Trust, Ser 2013-1, Cl B
5.625%, 01/15/2021 (A)	166	172
American Airlines Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/2023	416	445
American Builders & Contractors Supply
5.750%, 12/15/2023 (A)	30	31
Canadian Pacific Railway
6.125%, 09/15/2115	127	147
Delta Air Lines Pass-Through Trust, Ser 2012-2, Cl A
4.950%, 05/23/2019	268	281
Eaton
4.150%, 11/02/2042	70	68
Florida East Coast Holdings
6.750%, 05/01/2019 (A)	20	21
International Lease Finance
6.250%, 05/15/2019	10	11
5.875%, 08/15/2022	50	54
Siemens Financieringsmaatschappij
2.900%, 05/27/2022 (A)	342	346
United Airlines Pass-Through Trust, Ser 2014-1, Cl A
4.000%, 04/11/2026	380	393
United Rentals North America
5.875%, 09/15/2026	30	31
Waste Management
3.500%, 05/15/2024	60	62
West
5.375%, 07/15/2022 (A)	20	19
4.750%, 07/15/2021 (A)	10	10

		2,322

Information Technology — 1.1%
Apple
3.200%, 05/13/2025	80	81
Diamond 1 Finance
4.420%, 06/15/2021 (A)	60	62
3.480%, 06/01/2019 (A)	70	71

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Hewlett Packard Enterprise
4.400%, 10/15/2022 (A)	$69	$74
Intel
3.700%, 07/29/2025	60	63
Juniper Networks
3.125%, 02/26/2019	159	162
Microsoft
4.450%, 11/03/2045	40	42
2.400%, 08/08/2026	50	48
QUALCOMM
4.800%, 05/20/2045	20	21
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/2022	247	249
Visa
4.300%, 12/14/2045	50	52
3.150%, 12/14/2025	70	70

		995

Materials — 0.9%
Barrick
4.100%, 05/01/2023	181	188
BHP Billiton Finance USA
6.750%, 10/19/2075 (A)(C)	200	220
3.250%, 11/21/2021	90	93
2.875%, 02/24/2022	10	10
Freeport-McMoRan
5.450%, 03/15/2043	20	17
4.000%, 11/14/2021	40	39
Georgia-Pacific
8.875%, 05/15/2031	10	15
Glencore Finance Canada
2.700%, 10/25/2017 (A)	10	10
Glencore Funding
2.875%, 04/16/2020 (A)	210	208
Reynolds Group Issuer
5.125%, 07/15/2023 (A)	20	20
Vale Overseas
6.875%, 11/21/2036	20	19
4.375%, 01/11/2022	20	20
WestRock RKT
4.000%, 03/01/2023	10	10
3.500%, 03/01/2020	20	21

		890

Real Estate — 1.3%
Boston Properties
3.850%, 02/01/2023	200	205
GLP Capital
4.875%, 11/01/2020	30	31
HCP
4.000%, 06/01/2025	150	149

4	SEI Catholic Values Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Health Care
4.500%, 01/15/2024	$200	$211
Simon Property Group
2.350%, 01/30/2022	299	296
Ventas Realty
4.125%, 01/15/2026	136	139
2.700%, 04/01/2020	215	217

		1,248

Telecommunication Services — 1.4%
AT&T
5.650%, 02/15/2047	150	160
5.350%, 09/01/2040	1	1
4.550%, 03/09/2049 (A)	10	9
4.500%, 03/09/2048 (A)	35	31
3.400%, 05/15/2025	438	421
Rogers Communications
6.800%, 08/15/2018	185	200
Verizon Communications
5.150%, 09/15/2023	20	22
4.862%, 08/21/2046	40	40
4.522%, 09/15/2048	237	226
3.500%, 11/01/2024	170	171

		1,281

Utilities — 2.2%
AES
5.500%, 04/15/2025	20	19
Duke Energy
3.750%, 04/15/2024	331	339
Electricite de France
3.625%, 10/13/2025 (A)	88	88
Eversource Energy
3.150%, 01/15/2025	111	110
Exelon
5.625%, 06/15/2035	60	67
5.100%, 06/15/2045	165	174
FirstEnergy
7.375%, 11/15/2031	220	275
Pacific Gas & Electric
6.050%, 03/01/2034	100	124
Sempra Energy
1.625%, 10/07/2019	239	236
Southern
3.250%, 07/01/2026	315	307
Virginia Electric & Power
3.150%, 01/15/2026	124	123

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Xcel Energy
2.600%, 03/15/2022	$244	$244

		2,106

Total Corporate Obligations (Cost $30,747) ($ Thousands)		30,833

MORTGAGE-BACKED SECURITIES — 30.5%

Agency Mortgage-Backed Obligations — 20.9%
FHLMC
5.500%, 04/01/2030	438	488
5.000%, 06/01/2041 to 02/01/2042	552	609
4.500%, 06/01/2038 to 09/01/2045	548	593
4.000%, 06/01/2043 to 02/01/2046	1,885	1,992
3.500%, 03/01/2043 to 12/01/2045	1,104	1,138
FHLMC CMO, Ser 2014-328, Cl S4, IO
2.050%, 02/15/2038 (C)	394	27
FHLMC CMO, Ser 2014-4415, Cl IO, IO
2.001%, 04/15/2041 (C)	654	41
FHLMC CMO, Ser 2015-4494, Cl AI, IO
2.090%, 11/15/2038 (C)	986	62
FHLMC CMO, Ser 2015-4532, Cl YA
3.500%, 10/15/2041	131	134
FHLMC TBA
3.500%, 12/01/2040	100	103
3.000%, 12/15/2042	600	597
FNMA
5.000%, 10/01/2033 to 05/01/2042	2,133	2,355
4.500%, 08/01/2038 to 06/01/2042	418	452
4.000%, 03/01/2039 to 11/01/2045	1,576	1,672
3.500%, 08/01/2042 to 06/01/2046	2,655	2,734
3.000%, 11/01/2046	200	199
2.810%, 04/01/2025	40	40
FNMA ARM
2.891%, 05/01/2038 (C)	238	253
2.489%, 11/01/2034 (C)	160	169
FNMA CMO, Ser 2015-55, Cl IO, IO
1.726%, 08/25/2055 (C)	536	32
FNMA CMO, Ser 2015-56, Cl AS, IO
5.566%, 08/25/2045 (C)	354	91
FNMA TBA
5.000%, 12/01/2037	400	438
4.500%, 12/01/2035	800	863
4.000%, 12/14/2039	1,100	1,159
3.500%, 12/01/2040	900	930
3.000%, 12/25/2026 to 12/12/2042	800	800
2.500%, 12/01/2027	200	201
GNMA
4.000%, 11/20/2045	374	403
3.000%, 07/20/2046	395	402

SEI Catholic Values Trust / Quarterly Report / November 30, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA CMO, Ser 2012-34, Cl SA, IO
5.488%, 03/20/2042 (C)	$229	$45
GNMA CMO, Ser 2012-43, Cl SN, IO
6.065%, 04/16/2042 (C)	198	46
GNMA CMO, Ser 2014-118, Cl HS, IO
5.674%, 08/20/2044 (C)	405	92
GNMA CMO, Ser 2015-30, Cl IO, IO
1.066%, 07/16/2056 (C)	1,478	103
GNMA TBA
3.000%, 12/01/2042	400	406

		19,669

Non-Agency Mortgage-Backed Obligations — 9.6%
Agate Bay Mortgage Trust, Ser 2016-3, Cl A5
3.500%, 08/25/2046 (A)(C)	138	141
BBCCRE Trust, Ser 2015-GTP, Cl D
4.715%, 08/10/2033 (A)(C)	140	133
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-PW15, Cl A4
5.331%, 02/11/2044	323	324
Chevy Chase Funding Mortgage-Backed Certificates, Ser 2004-2A, Cl B1
1.015%, 05/25/2035 (A)(C)	393	283
Chevy Chase Funding Mortgage-Backed Certificates, Ser 2004-2A, Cl A1
0.862%, 05/25/2035 (A)(C)	227	204
Commercial Mortgage Trust, Ser 2013-CCRE8 CR8, Cl A4
3.334%, 06/10/2046	605	627
Commercial Mortgage Trust, Ser 2013-CR6, Cl B
3.397%, 02/10/2023 (A)	100	101
Commercial Mortgage Trust, Ser 2014-CR18, Cl D
4.737%, 07/15/2047	240	187
CSAIL Commercial Mortgage Trust, Ser 2015- C2, Cl AS
3.849%, 06/15/2057 (C)	210	215
First Horizon Mortgage Pass-Through Trust, Ser 2005-AR1, Cl B1
2.906%, 04/25/2035 (C)	438	326
FNMA Connecticut Avenue Securities, Ser 2016-C04, Cl 1M2
4.842%, 01/25/2029 (C)	130	131
Freddie Mac Structured Agency Credit Risk Debt Notes, Ser 2016-DNA2, Cl M3
5.184%, 10/25/2028 (C)	340	352
GS Mortgage Securities Trust, Ser 2006-GG8, Cl A5
5.622%, 11/10/2039	220	185

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Trust, Ser 2010-C1, Cl A2
4.592%, 08/10/2043 (A)	$474	$508
GS Mortgage Securities Trust, Ser 2012-GC6, Cl AS
4.948%, 01/10/2045 (A)	200	219
GS Mortgage Securities Trust, Ser 2012-GCJ7, Cl A4
3.377%, 05/10/2045	450	471
GS Mortgage Securities Trust, Ser 2016-ICE2, Cl E
9.035%, 02/15/2033 (A)(C)	130	134
Homestar Mortgage Acceptance, Ser 2004-5, Cl M2
1.204%, 10/25/2034 (C)	367	345
IndyMac INDX Mortgage Loan Trust, Ser 2007- AR5, Cl 2A1
3.149%, 05/25/2037 (C)	380	304
JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB18, Cl A4
5.440%, 06/12/2047	188	188
JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2012-C6, Cl A3
3.507%, 05/15/2045	231	243
JP Morgan Mortgage Trust 2016-4, Ser 2016-4, Cl A5
3.500%, 10/25/2046 (A)(C)	137	140
JP Morgan Mortgage Trust, Ser 2016-1, Cl A5
3.500%, 10/25/2040 (A)	257	260
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C29, Cl C
4.202%, 05/15/2048 (C)	110	105
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C23, Cl B
4.137%, 06/15/2025 (C)	100	103
Morgan Stanley Capital I Trust, Ser 2007-IQ16, Cl AJ
6.095%, 12/12/2049 (C)	260	233
Morgan Stanley Re-REMIC Trust, Ser 2009- GG10, Cl A4B
5.794%, 08/12/2045 (A)(C)	139	140
Morgan Stanley Re-REMIC Trust, Ser 2010- GG10, Cl A4B
5.794%, 08/15/2045 (A)(C)	182	183
Motel 6 Trust, Ser 2015-MTL6, Cl D
4.532%, 02/05/2020 (A)	130	131
MSCG Trust, Ser 2015-ALDR, Cl A2
3.577%, 06/07/2035 (A)(C)	110	110
Reperforming Loan REMIC Trust, Ser 2005-R2, Cl 2A3
8.000%, 06/25/2035 (A)	163	168

6	SEI Catholic Values Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl A3
3.400%, 05/10/2045	$532	$558
UBS-Citigroup Commercial Mortgage Trust, Ser 2011-C1, Cl A2
2.804%, 01/10/2045	0	–
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C31, Cl A5
5.500%, 04/15/2047	413	416
Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl A4
3.540%, 05/15/2048	180	185
Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl AS
3.872%, 05/15/2048 (C)	120	124
WFRBS Commercial Mortgage Trust 2013-C17, Ser C17, Cl A2
2.921%, 02/15/2046	498	509

		8,986

Total Mortgage-Backed Securities (Cost $29,081) ($ Thousands)		28,655

U.S. TREASURY OBLIGATIONS — 26.0%
U.S. Treasury Bonds
4.500%, 02/15/2036	1,726	2,198
3.000%, 11/15/2044	950	947
3.000%, 05/15/2045	1,468	1,461
3.000%, 11/15/2045	2,540	2,525
2.875%, 05/15/2043	500	487
2.750%, 11/15/2042	590	562
2.500%, 02/15/2046	70	63
2.500%, 05/15/2046	1,462	1,308
2.250%, 08/15/2046	20	17
U.S. Treasury Inflation Protected Securities
1.375%, 02/15/2044	445	493
1.000%, 02/15/2046	92	92
0.750%, 02/15/2042	43	41
0.750%, 02/15/2045	72	69
0.375%, 07/15/2023	591	598
0.125%, 07/15/2026	363	352
U.S. Treasury Notes
2.375%, 08/15/2024	90	91
2.125%, 11/30/2023	70	70
2.000%, 11/30/2022	280	279
2.000%, 11/15/2026	10	10
1.625%, 06/30/2020	2,690	2,693
1.625%, 02/15/2026	287	269
1.500%, 02/28/2023	760	732
1.500%, 08/15/2026	90	83
1.375%, 03/31/2020	1,610	1,603

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
1.375%, 10/31/2020	$10	$10
1.375%, 01/31/2021	500	492
1.375%, 04/30/2021	80	78
1.375%, 06/30/2023	1,080	1,029
1.375%, 08/31/2023	780	741
1.375%, 09/30/2023	80	76
1.250%, 07/31/2023	40	38
1.125%, 06/30/2021	230	223
1.125%, 09/30/2021	1,302	1,258
0.875%, 12/31/2016	267	267
0.500%, 04/30/2017	1,550	1,550
United States Treasury Bill
1.817%, 01/19/2017 (B)	1,586	1,585

Total U.S. Treasury Obligations (Cost $24,996) ($ Thousands)		24,390

ASSET-BACKED SECURITIES — 8.9%

Automotive — 0.5%
NextGear Floorplan Master Owner Trust, Ser 2015-2A, Cl A
2.380%, 10/15/2018 (A)	293	295
NextGear Floorplan Master Owner Trust, Ser 2016-1A, Cl A2
2.740%, 04/15/2021 (A)	159	160

		455

Mortgage Related Securities — 0.6%

Bayview Financial Asset Trust, Ser 2007-SR1A, Cl M3
1.742%, 03/25/2037 (A)(C)	348	289
Master Asset-Backed Securities Trust, Ser 2006-FRE1, Cl A4
0.824%, 12/25/2035 (C)	310	278

		567

Other Asset-Backed Securities — 7.8%

Airspeed, Ser 2007-1A, Cl G1
0.808%, 04/15/2024 (A)(C)	328	262
Citibank Credit Card Issuance Trust, Ser 2014- A6, Cl A6
2.150%, 07/15/2021	257	261
Colony American Homes, Ser 2014-1A, Cl A
1.685%, 05/17/2031 (A)(C)	485	485
Conseco Financial, Ser 1997-7, Cl M1
7.030%, 07/15/2028	240	234
DRB Prime Student Loan Trust, Ser 2015-B, Cl A2
3.170%, 07/25/2031 (A)	148	149

SEI Catholic Values Trust / Quarterly Report / November 30, 2016	7

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

Catholic Values Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Ford Credit Floorplan Master Owner Trust A, Ser 2015-2, Cl A1
1.980%, 01/15/2022	$825	$827
GSAMP Trust, Ser 2004-SEA2, Cl M2
1.784%, 03/25/2034 (C)	412	288
Invitation Homes Trust, Ser 2013-SFR1, Cl A
1.685%, 12/17/2030 (A)(C)	357	357
John Deere Owner Trust, Ser 2015-A, Cl A4
1.650%, 12/15/2021	205	206
Nelnet Student Loan Trust, Ser 2008-3, Cl A4
2.475%, 11/25/2024 (C)	117	117
RAMP Series 2004-RS8 Trust, Ser 2004-RS8, Cl MI1
5.680%, 08/25/2034	243	246
RAMP Trust, Ser 2006-RZ3, Cl M1
0.884%, 08/25/2036 (C)	470	383
SLM Student Loan Trust, Ser 2006-1, Cl A5
0.825%, 07/26/2021 (C)	120	114
SLM Student Loan Trust, Ser 2008-4, Cl A4
2.365%, 07/25/2022 (C)	104	105
SLM Student Loan Trust, Ser 2008-5, Cl A4
2.415%, 07/25/2023 (C)	96	98
Small Business Administration, Ser 2010-20B, Cl 1
4.140%, 02/01/2030	171	182
Small Business Administration, Ser 2011-20H, Cl 1
3.290%, 08/01/2031	323	336
Small Business Administration, Ser 2013-20G, Cl 1
3.150%, 07/01/2033	877	909
Small Business Administration, Ser 2014-20C, Cl 1
3.210%, 03/01/2034	915	946
Small Business Administration, Ser 2015-20F, Cl 1
2.980%, 06/01/2035	245	250
Store Master Funding I, Ser 2015-1A, Cl A1
3.750%, 04/20/2045 (A)	333	336
Verizon Owner Trust 2016-1, Ser 2016-1A, Cl A
1.420%, 01/20/2021 (A)	282	281

		7,372

Total Asset-Backed Securities (Cost $8,428) ($ Thousands)		8,394

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 1.2%

Florida — 0.2%
Florida State Board of Administration Finance, Ser A, RB
2.638%, 07/01/2021	$205	$207

Indiana — 0.4%
Indianapolis Local Public Improvement Bond Bank, Build America Bonds, Ser B-2, RB
6.116%, 01/15/2040	270	345

New Jersey — 0.4%
New Jersey Economic Development Authority, Ser YY, RB
4.197%, 06/15/2019	350	366

Wisconsin — 0.2%
Wisconsin State, Ser A, RB, AGM
5.200%, 05/01/2018	225	233

Total Municipal Bonds (Cost $1,133) ($ Thousands)		1,151

SOVEREIGN DEBT — 0.8%
Brazilian Government International Bond
5.625%, 01/07/2041	120	104
Indonesia Government International Bond MTN
3.750%, 04/25/2022	200	201
Mexico Government International Bond MTN
5.550%, 01/21/2045	200	199
Peruvian Government International Bond
6.550%, 03/14/2037	10	13
5.625%, 11/18/2050	40	45
Poland Government International Bond
4.000%, 01/22/2024	110	114
Russian Foreign Bond - Eurobond
7.500%, 03/31/2030	80	97

Total Sovereign Debt (Cost $802) ($ Thousands)		773

	Shares

CASH EQUIVALENT — 4.7%
SEI Daily Income Trust, Government Fund, Cl A 0.210%**†	4,410,934	4,411

Total Cash Equivalent (Cost $4,411) ($ Thousands)		4,411

Total Investments — 104.9% (Cost $99,598) ($ Thousands) @		$98,607

8	SEI Catholic Values Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

Catholic Values Fixed Income Fund (Continued)

Description	Contracts	Market Value ($ Thousands)

PURCHASED OPTION(D)* — 0.0%
January 2017, U.S. 5 Year Future Option Call, Expires 12/17/2016,
Strike Price $118.75	3	$–

Total Purchased Option (Cost $0) ($ Thousands)		$–

WRITTEN OPTIONS(D)* — 0.0%
February 2017, U.S. 10 Year Future Option Call, Expires 01/21/2017
Strike Price $127.50	(2)	–
February 2017, U.S. 10 Year Future Option Call, Expires 01/21/2017
Strike Price $126.50	(2)	–
February 2017, U.S. 10 Year Future Option Call, Expires 01/21/2017
Strike Price $126.00	(2)	(1)
February 2017, U.S. 5 Year Future Option Call, Expires 01/21/2017
Strike Price $120.00	(10)	(1)
February 2017, U.S. Bond Future Option Put, Expires 01/21/2017
Strike Price $143.00	(3)	(2)
January 2017, U.S. 10 Year Future Option Call, Expires 12/17/2016
Strike Price $131.00	(2)	–
January 2017, U.S. 10 Year Future Option Call, Expires 12/17/2016
Strike Price $132.50	(6)	–
January 2017, U.S. 10 Year Future Option Call, Expires 12/17/2016
Strike Price $128.50	(4)	–
January 2017, U.S. 10 Year Future Option Call, Expires 12/17/2016
Strike Price $130.50	(5)	–
January 2017, U.S. 5 Year Future Option Call, Expires 12/17/2016
Strike Price $120.00	(10)	–
January 2017, U.S. Bond Future Option Put, Expires 12/17/2016
Strike Price $150.00	(4)	(6)
March 2017, U.S. 10 Year Future Option Call, Expires 02/18/2017
Strike Price $127.50	(3)	(1)

Total Written Options (Premiums Received $19) ($ Thousands)		$(11)

A list of the open futures contracts held by the Fund at November 30, 2016, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)

90-Day Euro$	(48)	Mar-2017	$ 1
U.S. 10-Year Treasury Note	47	Mar-2017	(21)
U.S. 2-Year Treasury Note	(22)	Apr-2017	3
U.S. 5-Year Treasury Note	2	Jan-2017	(5)
U.S. 5-Year Treasury Note	(2)	Jan-2017	6
U.S. 5-Year Treasury Note	8	Mar-2017	(3)
U.S. Long Treasury Bond	(4)	Mar-2017	1
U.S. Ultra Long Treasury Bond	(11)	Mar-2017	5

			$(13)

For the period ended November 30, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at November 30, 2016, is as follows.

Settlement Date		Currency to Deliver (Thousands)		Currency To Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)

01/20/17	CAD	3	USD	2	$—
01/20/17	USD	237	GBP	190	—
01/20/17	USD	240	BRL	796	(8)
01/20/17	USD	359	INR	24,230	(7)
01/20/17-01/20/17	USD	365	IDR	4,807,920	(14)
01/20/17-02/13/17	EUR	421	USD	471	23
01/20/17	USD	439	PLN	1,689	(36)
01/20/17	CNH	850	USD	124	1
01/20/17	CNY	4,383	USD	651	18
01/20/17	JPY	87,485	USD	845	75

					$52

A list of the counterparties for the open forward foreign currency contracts held by the Fund at November 30, 2016, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)

Bank of America	$(359)	$354	$(5)
Citigroup	(3,257)	3,314	57

			$52

For the period ended November 30, 2016, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

SEI Catholic Values Trust / Quarterly Report / November 30, 2016	9

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

Catholic Values Fixed Income Fund (Continued)

A list of the open centrally cleared swap agreements held by the Fund at November 30, 2016, is as follows:

Credit Default Swaps

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount ($Thousands)	Net Unrealized Appreciation ($Thousands)

UBS Warburg	CDX.NA.HY.27	SELL	5.00%	12/20/21	$(480)	$2

Interest Rate Swaps

Counterparty	Fund Pays	Fund Receives		Termination Date	Notional Amount ($Thousands)	Net Unrealized Appreciation ($Thousands)

Merrill Lynch	1.27%	1-DAY FED FUNDS		5/15/23	6,016	$86

For the period ended November 30, 2016, the total amount of open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $94,024 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of November 30, 2016.

†	Investment in Affiliated Security.

(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On November 30, 2016, the value of these securities amounted to $12,808 ($ Thousands), representing 13.6% of the net assets of the Fund.

(B)	The rate reported is the effective yield at the time of purchase.

(C)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of November 30, 2016.

(D)	For the period ended November 30, 2016, the total amount of open purchased swaptions, written options and written swaptions, as presented in the Schedule of Investments, are representative of the volume of activity for these derivative types during the period.

@	At November 30, 2016, the tax basis cost of the Fund’s investments was $99,598 ($ Thousands), and the unrealized appreciation and depreciation were $671 ($ Thousands) and ($1,662) ($ Thousands), respectively.

AGM— Assured Guaranty Municipal

ARM — Adjustable Rate Mortgage

BRL — Brazilian Real

CAD — Canadian Dollar

Cl — Class

CMO — Collateralized Mortgage Obligation

CNH — Chinese Offshore Yuan

CNY — Chinese Yuan

EUR — Euro

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound Sterling

GNMA — Government National Mortgage Association

IDR — Indonesian Rupiah

INR — Indian Rupee

IO — Interest Only — face amount represents notional amount.

JPY — Japanese Yen

MTN — Medium Term Note

PLN — Polish Zloty

RB — Revenue Bond

Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

ULC — Unlimited Liability Company

USD — United States Dollar

The following is a list of the level of inputs used as of November 30, 2016, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$–	$30,833	$–	$30,833
Mortgage-Backed Securities	–	28,655	–	28,655
U.S. Treasury Obligations	–	24,390	–	24,390
Asset-Backed Securities	–	8,394	–	8,394
Municipal Bonds	–	1,151	–	1,151
Sovereign Debt	–	773	–	773
Cash Equivalent	4,411	–	–	4,411

Total Investments in Securities	$4,411	$94,196	$–	$98,607

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$—	$—	$—	$—
Written Options	(11)	—	—	(11)
Futures Contracts *
Unrealized Appreciation	16	—	—	16
Unrealized Depreciation	(29)	—	—	(29)
Forwards Contracts *
Unrealized Appreciation	—	117	—	117
Unrealized Depreciation	—	(65)	—	(65)
Centrally Cleared Swaps
Credit Default Swaps *
Unrealized Appreciation	—	2	—	2
Interest Rate Swaps *
Unrealized Appreciation	—	86	—	86

Total Other Financial Instruments	$(24)	$140	$—	$116

* Futures contracts, forward contracts, credit default swaps and interest rate swaps are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended November 30, 2016, there were no transfers between Level 1, Level 2 assets and liabilities. For the period ended November 30, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities. For the period ended November 30, 2016, there were no Level 3 investments.

10	SEI Catholic Values Trust / Quarterly Report / November 30, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

November 30, 2016

Catholic Values Fixed Income Fund (Concluded)

The following is a summary of the transactions with affiliates for the period ended November 30, 2016 ($ Thousands):

Security Description	Value 08/31/2016	Purchases at Cost	Proceeds from Sales	Value 11/30/2016	Dividend Income
SEI Daily Income Trust, Prime Obligation Fund, Class A	$4,097	$21,201	$(20,887)	$4,411	$3

As of November 30, 2016, the Fund is the seller (“providing protection”) on a total notional amount of $500 thousand. The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund were the seller of protection and a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAP		CREDIT DEFAULT SWAP ON AN INDEX
REFERENCE ASSET	CORPORATE DEBT	SOVERIGN DEBT	ASSET BACK SECURITY DEBT	CORPORATE DEBT	Total
Fair value of written credit derivatives	$—	$—	$—	$22,977	$22,977
Maximum potential amount of future payments	—	—	—	480,000	480,000
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Fund or other than third parties which the Fund can obtain upon occurrence of triggering event	—	—	—	—	—

1 Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM

	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 YEARS	Total
Current credit spread* on underlying (in basis points) [1]
0-100	$—	$—	$—	$—	$—	$—
101 - 200	—	—	—	—	—	—
201 -300	—	—	—	—	—	—
301 -400	—	—	—	480,000	—	480,000
Greater than 400	—	—	—	—	—	—
Total	$—	$—	$—	$480,000	$—	$480,000

[1] If Management uses credit ratings to evaluate the credit risk of an underlying asset, it may use such ratings in its disclosure by replacing credit spreads by credit ratings.

* The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

Amounts designated as “— ” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SEI Catholic Values Trust / Quarterly Report / November 30, 2016	11

Item 2. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d)) under the Act (17 CFR 270.30a-3(d))that occurred during the Registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Catholic Values Trust

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: January 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: January 27, 2017

By	/s/ James J. Hoffmayer
James J. Hoffmayer
Controller & CFO

Date: January 27, 2017